Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001658551
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	AMYLYX PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41199
Entity Tax Identification Number	46-4600503
Entity Address, Address Line One	55 Cambridge Parkway
Entity Address, Address Line Two	Suite 6W
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	682-0917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	AMLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false